Share capital - Number of options exercised (Details) - shares							12 Months Ended
	Oct. 04, 2017	Oct. 02, 2017	Sep. 29, 2017	Sep. 28, 2017	Jun. 27, 2017	Apr. 10, 2017	Jan. 31, 2018	Jan. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Exercised during the year (in shares)	88,320	97,199	94,425	32,500	19,425	16,667	348,536	373,781